Filed Pursuant to Rule 424(c)

                                                       REGISTRATION NO. 33-80135


            PROSPECTUS SUPPLEMENT NO. 1 DATED OCTOBER 2, 1997 TO THE
                       PROSPECTUS DATED AUGUST 16, 1996 OF
                      APPLIED SCIENCE AND TECHNOLOGY, INC.


     This Prospectus Supplement No. 1 amends the number of Shares of Common Stock of Applied Science and Technology, Inc. (the "Company") being offered for sale (and reflected throughout the Prospectus) upon the exercise of certain warrants, and the exercise price thereof, due to the occurrence of certain anti-dilutive events. The Company is offering for sale 1,253,435 Shares of Common Stock (which is an increase of 20,935 Shares over the 1,232,500 Shares referenced in the Prospectus) (i) upon exercise of the IPO Warrants at an exercise price of $14.83 per two IPO Warrants, to purchase an aggregate of 992,162 Shares of Common Stock, subject to adjustment upon the occurrence of certain anti-dilutive events, (ii) upon exercise of the Representative's Warrants at an exercise price of $15.14 per share, to purchase 174,998 Shares of Common Stock, subject to adjustment upon the occurrence of certain anti-dilutive events, and (iii) upon exercise of the Representative's IPO Warrants at an exercise price of $14.83 per two IPO Warrants, to purchase 86,275 Shares of Common Stock, subject to adjustment upon the occurrence of certain anti-dilutive events.

         This Prospectus Supplement No. 1 also amends the Selling Securityholders section to name each individual selling securityholder (who are either employees of Josephthal Lyon & Ross Incorporated or other members of the underwriting group which participated in the Company's initial public offering) as follows:

                                                    SECURITIES
SELLING SECURITYHOLDERS                            BEING OFFERED
-----------------------                            -------------

Matthew Balk                                9,943 Shares
                                            6,470 Rep. IPO Warrants

Lawrence Borgman                            3,073 Shares
                                            2,000 Rep. IPO Warrants

Kevin Carey                                 3,841 Shares
                                            2,500 Rep. IPO Warrants

Thomas DePetrillo                           54,251 Shares
                                            35,300 Rep. IPO Warrants

William Dioguardi                           171 Shares
                                            112 Rep. IPO Warrants

Paul Fitzgerald                             422 Shares
                                            275 Rep. IPO Warrants

Frank Garriton                              3,073 Shares
                                            2,000 Rep. IPO Warrants

Anthony Guzzi                               53 Shares
                                            35 Rep. IPO Warrants

Arthur Jenkins                              33,043 Shares
                                            21,500 Rep. IPO Warrants

Michael Loew                                3,372 Shares
                                            2,195 Rep. IPO Warrants

George McGoldrick                           3,073 Shares
                                            2,000 Rep. IPO Warrants

Nicholas Moceri                             6,147 Shares
                                            4,000 Rep. IPO Warrants

Dan Purges                                  70,398 Shares
                                            45,806 Rep. IPO Warrants

Lawrence Rice                               5,862 Shares
                                            3,815 Rep. IPO Warrants

Charles Roden                               4,333 Shares
                                            2,820 Rep. IPO Warrants

Pasquale Ruggeri                            33,043 Shares
                                            21,500 Rep. IPO Warrants

Averell Satloff                             4,263 Shares
                                            2,775 Rep. IPO Warrants

Peter Sheib                                 11,252 Shares
                                            7,322 Rep. IPO Warrants

Michael Taylor                              7,223 Shares
                                            4,700 Rep. IPO Warrants

Henry Tow                                   2,305 Shares
                                            1,500 Rep. IPO Warrants

Mary Vitullo                                53 Shares
                                            35 Rep. IPO Warrants

Scott A. Weisman                            2,059 Shares
                                            1,340 Rep. IPO Warrants


     This Prospectus Supplement No. 1 should be read in conjunction with the Prospectus dated August 16, 1996.

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